Prudential Day One 2025 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 92.4%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	873,708	$7,942,005
PGIM Global Real Estate Fund (Class R6)	180,883	4,001,135
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	125,461	1,608,412
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	376,382	4,159,017
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	545,664	6,749,868
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	800,811	14,006,177
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	152,143	1,611,190
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	428,328	7,178,784
PGIM TIPS Fund (Class R6)	1,656,547	16,118,201
PGIM Total Return Bond Fund (Class R6)	967,119	12,427,483

Total Long-Term Investments (cost $70,710,463)		75,802,272

Short-Term Investment 7.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,343,816)	6,343,816	6,343,816

TOTAL INVESTMENTS 100.2% (cost $77,054,279)(wd)		82,146,088
Liabilities in excess of other assets (0.2)%		(129,604)

Net Assets 100.0%		$82,016,484

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
Prudential Day One Funds